Summary of Significant Accounting Policies - Summary of Ownership Interest in Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025	Jun. 29, 2024	Aug. 16, 2022
Disclosure of subsidiaries [line items]
Minority interest	0.001%
Vinci Vida E Previdencia S A [Member]
Disclosure of subsidiaries [line items]
Proporation of owership interest in subsidiary	85.00%
Vinci Vida E Previdencia S A [Member] | Vinci Holding Securitaria Ltd A [Member]
Disclosure of subsidiaries [line items]
Proporation of owership interest in subsidiary	100.00%
SPS Capital Gestao De Recursos Limited A [Member] | VINP Vinci Solues De Investimentos Ltd a [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired			90.00%
Percentage of economic interest	100.00%
MAV Capital Gestora de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		70.00%
MAV Capital Gestora de Recursos Ltda [Member] | Vinci Gestora Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		30.00%
ICML Gestao De Negocios e Participacoes SS Ltda [Member] | Vinci Gestora Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		100.00%